CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 349,742	$ 391,687	$ 339,340
Voyage Expenses	(124,646)	(129,507)	(170,515)
Vessel Operating Expenses	(62,809)	(60,003)	(63,430)
Depreciation Expense	(56,151)	(51,397)	(50,421)
Impairment Loss on Vessels	0	0	(314)
Gain on Disposal of Vessels	0	0	6,005
General and Administrative Expenses	(28,825)	(22,890)	(18,798)
Net Operating Income	77,311	127,890	41,867
Interest Income	731	1,302	266
Interest Expense	(30,739)	(30,498)	(27,055)
Other Financial Income (Expense)	(670)	137	46
Total Other Expenses	(30,678)	(29,059)	(26,743)
Net Income Before Income Taxes	46,633	98,831	15,124
Income Tax Expense (benefit)	10	(120)	(23)
Net Income	$ 46,643	$ 98,711	$ 15,101
Basic Income per Share (in dollars per share)	$ 0.22	$ 0.47	$ 0.07
Diluted Income per Share (in dollars per share)	$ 0.22	$ 0.47	$ 0.07
Basic Average Number of Common Shares Outstanding (in shares)	209,227,286	208,796,444	202,032,942
Dilutive Average Number of Common Shares Outstanding (in shares)	209,898,006	208,811,300	202,032,942